Document and Entity Information	3 Months Ended	7 Months Ended
	Sep. 30, 2012	Feb. 05, 2013
Document and Entity Information
Entity Registrant Name	Global Casinos Inc.	Global Casinos Inc.
Document Type	10-Q	8-K
Document Period End Date	Sep 30, 2012	Feb 5, 2013
Amendment Flag	false	false
Entity Central Index Key	0000727346	0000727346
Current Fiscal Year End Date	--06-30	--06-30
Entity Filer Category	Smaller Reporting Company	Smaller Reporting Company
Entity Current Reporting Status	No	Yes
Entity Voluntary Filers	Yes	No
Entity Well-known Seasoned Issuer	Yes	No
Document Fiscal Year Focus	2013	2013
Document Fiscal Period Focus	Q1	FY

Consolidated Balance Sheet - (March 31, 2012 and December 31, 2011 unaudited) (USD $)	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011
Scenario, Previously Reported
Additional paid-in capital	$ 15,074,335	$ 15,074,335	$ 14,971,725
Accumulated deficit	(14,770,873)	(14,650,712)	(14,428,393)
Scenario, Adjustment
Additional paid-in capital	36,600	36,600	32,200
Accumulated deficit	(36,600)	(36,600)	(32,200)
Restated
Additional paid-in capital	15,110,935	15,110,935	15,003,925
Accumulated deficit	$ (14,807,473)	$ (14,687,312)	$ (14,460,593)

Consolidated Statement of Operations - (3-month, 6-month and 9-month figures unaudited) (USD $)	3 Months Ended		6 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011	Dec. 31, 2011	Mar. 31, 2012	Jun. 30, 2012
Scenario, Previously Reported
General and administrative expenses	$ 52,453	$ 210,511	$ 275,299	$ 327,752	$ 374,128
Loss from operations	(74,485)	(327,597)	(375,919)	(450,404)	(416,894)
Net loss	(208,163)	(420,071)	(494,502)	(702,665)	(808,671)
Net loss attributable to common shareholders	(222,319)	(434,382)	(523,124)	(745,443)	(865,604)
Scenario, Adjustment
General and administrative expenses	4,400	32,200	32,200	36,600	36,600
Loss from operations	(4,400)	(32,200)	(32,200)	(36,600)	(36,600)
Net loss	(4,400)	(32,200)	(32,200)	(36,600)	(36,600)
Net loss attributable to common shareholders	(4,400)	(32,200)	(32,200)	(36,600)	(36,600)
Restated
General and administrative expenses	56,853	242,711	307,499	364,352	410,728
Loss from operations	(78,885)	(359,797)	(408,119)	(487,004)	(453,494)
Net loss	(212,563)	(452,271)	(526,702)	(739,265)	(845,271)
Net loss attributable to common shareholders	$ (226,719)	$ (466,582)	$ (555,324)	$ (782,043)	$ (902,204)

Consolidated Statement of Stockholders' Equity - (3-month, 6-month and 9-month figures unaudited) (USD $)	6 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2011	Mar. 31, 2012	Jun. 30, 2012
Scenario, Previously Reported
Allocation of common stock purchase warrants issued in private placement of 8% convertible debt	$ 387,000	$ 439,200	$ 439,200
Net loss	(494,502)	(702,665)	(808,671)
Additional paid-in capital	14,971,725	15,074,335	15,074,335
Accumulated deficit	(14,428,393)	(14,650,712)	(14,770,873)
Scenario, Adjustment
Allocation of common stock purchase warrants issued in private placement of 8% convertible debt	32,200	36,600	36,600
Net loss	(32,200)	(36,600)	(36,600)
Additional paid-in capital	32,200	36,600	36,600
Accumulated deficit	(32,200)	(36,600)	(36,600)
Restated
Allocation of common stock purchase warrants issued in private placement of 8% convertible debt	419,200	475,800	475,800
Net loss	(526,702)	(739,265)	(845,271)
Additional paid-in capital	15,003,925	15,110,935	15,110,935
Accumulated deficit	$ (14,460,593)	$ (14,687,312)	$ (14,807,473)

Consolidated Statement of Cash Flows - (3-month, 6-month and 9-month figures unaudited) (USD $)	6 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2011	Mar. 31, 2012	Jun. 30, 2012
Scenario, Previously Reported
Net loss	$ (494,502)	$ (702,665)	$ (808,671)
Warrants issued to convertible debt placement agent	65,000	73,700	73,700
Scenario, Adjustment
Net loss	(32,200)	(36,600)	(36,600)
Warrants issued to convertible debt placement agent	32,200	36,600	36,600
Restated
Net loss	(526,702)	(739,265)	(845,271)
Warrants issued to convertible debt placement agent	$ 97,200	$ 110,300	$ 110,300